Other operating income	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Other operating income	Other operating income
Other operating income totaled €1,089 million in 2024, versus €979 million in 2023 and €1,814 million in 2022.
Other operating income includes (i) gains from asset divestments, amounting to €539 million in 2024 (versus €484 million in 2023 and €481 million in 2022); and (ii) income from Sanofi’s pharmaceutical partners, amounting to €221 million in 2024
(including €166 million from Regeneron, see Note D.26. below and Note C.1.), compared with €285 million in 2023 (including €227 million from Regeneron), and €1,179 million in 2022.
Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of
Opella as a discontinued operation.